REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Total revenue	$ 5,433	$ 594	$ 5,899	$ 894
Royalties revenue [Member]
Total revenue	612	214	1,056	514
Sale of IP and license revenue [Member]
Total revenue	4,800	380	4,800	380
Support services [Member]
Total revenue	$ 21	$ 0	$ 43	$ 0